Related Party Transactions	12 Months Ended
Aug. 26, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Successor
Tax Receivable Agreement

The tax receivable agreement provides for the effective payment by us to the former equity holders of Atkins for cash savings, if any, in U.S. federal, state and local income tax or franchise tax that is actually realized as a result of the change in control discussed in Note 9. Income Taxes.

Predecessor
Pursuant to an arrangement with the former majority stockholder of Atkins, the Predecessor Company was obligated to pay a management fee of the greater of $0.9 million or an amount equal to 2% of consolidated adjusted earnings before interest, tax, depreciation and amortization (EBITDA), as defined by the First Lien and Second Lien, which can be prorated upon a fiscal year-end change. Annual reimbursements for out-of-pocket expenses were limited to $0.2 million.

For the predecessor period ending July 6, 2017, the management fee expense was $1.2 million. During the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014, the management fee expense was $1.7 million, $0.9 million, and $1.6 million, respectively.